VIP STKP

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                      INDIVIDUAL IMMEDIATE VARIABLE ANNUITY
                         Supplement Dated May 1, 1998 to
                          Prospectus Dated May 1, 1998


The  following   information  replaces  the  section  entitled  "Contract  Owner
Transaction Fees" under the section entitled "Allianz Life Variable Account B Fee Table" contained in the Prospectus:

Contract Owner Transaction Fees
Commutation Fee*
(as a percentage of the Total Liquidation Value liquidated)

                     Contract Year                Charge
                           1                         5%
                           2                         5%
                           3                         4%
                           4                         3%
                           5                         2%
                           6(& thereafter)           1%


*After the first Contract Year, a Contract Owner may request one liquidation from the Contract each Contract year if Annuity Options 2 or 4 have been selected. If Annuity Option 6 has been selected, the Contract Owner may request a liquidation once each Contract Year beginning in the first year. See also "Annuity Provisions - Contract Liquidations (Withdrawals)".